united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Semi-Annual Report

June 30, 2022

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

DYNAMIC INTERNATIONAL OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmark:

				Annualized
					Since Inception
	Six Months	One Year	Five Year	Ten Year	(12/30/11)
Dynamic International Opportunity Fund - Class I	(14.64)%	(17.92)%	2.27%	2.90%	3.05%
Dynamic International Opportunity Fund - Class N	(14.84)%	(18.20)%	2.01%	2.63%	2.78%
MSCI All Country World Index ex USA Net (USD)**	(18.42)%	(19.42)%	2.50%	4.83%	4.87%
Bloomberg Global Aggregate Bond Index ***	(13.91)%	(15.25)%	(0.55)%	0.11%	0.25%
Blended Benchmark Index 70/30 ****	(17.05)%	(18.10)%	1.78%	3.56%	3.73%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.72% for Class I shares and 1.97% for Class N shares per the May 1, 2022, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.62% for Class I shares and 1.87% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflects the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The MSCI All Country World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Investors cannot invest directly in an index.

***	Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World Index ex USA Net (USD) and 30% Bloomberg Barclays Global Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2022	% of Net Assets
Exchange Traded Funds - Equity Funds	62.6%
Exchange Traded Funds - Debt Funds	14.8%
Short-Term Investments	22.3%
Other Assets in Excess of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC U.S. OPPORTUNITY FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmark:

				Annualized
					Since Inception
	Six Months	One Year	Five Year	Ten Year	(12/30/11)
Dynamic U.S. Opportunity Fund - Class I	(9.55)%	(5.15)%	8.42%	6.89%	6.77%
Dynamic U.S. Opportunity Fund - Class N	(9.61)%	(5.41)%	8.17%	6.64%	6.51%
S&P 500 Total Return Index**	(19.96)%	(10.62)%	11.31%	12.96%	13.28%
Bloomberg U.S. Aggregate Bond Index ***	(10.35)%	(10.29)%	0.88%	1.54%	1.69%
Blended Benchmark Index 70/30 ****	(17.07)%	(10.30)%	8.39%	9.63%	9.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.49% for Class I shares and 1.75% for Class N shares per the May 1, 2022, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.37% for Class I shares and 1.62% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS). Performance for periods prior to March 27, 2018, reflects the performance of the Fund’s prior investment advisor, AFAM Capital, Inc. (“AFAM”), and specifically the Innealta Capital division of AFAM (the “Innealta Division”). On March 27, 2018, shareholders approved the new investment advisory agreement with the Fund’s current advisor Innealta Capital, LLC, which was formed through a reorganization of the Innealta Division.

**	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2022	% of Net Assets
Exchange Traded Funds - Equity Funds	92.1%
Exchange Traded Funds - Fixed Income Funds	3.9%
Short-Term Investments	1.1%
Other Assets in Excess of Liabilities	2.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.4%
	EQUITY - 62.6%
55,200	Franklin FTSE Australia ETF(a)	$1,380,276
100,730	Franklin FTSE Brazil ETF	1,680,176
62,100	Franklin FTSE Canada ETF	1,897,124
122,989	Franklin FTSE China ETF	2,713,027
120,789	Franklin FTSE Germany ETF(a)	2,164,539
64,394	Franklin FTSE Hong Kong ETF(a)	1,462,388
154,500	Franklin FTSE Japan ETF	3,612,210
69,765	Franklin FTSE Russia ETF(a)(b)(c)	391
64,970	Franklin FTSE South Korea ETF	1,335,114
160,500	Franklin FTSE Switzerland ETF(a)	4,606,349
68,020	Franklin FTSE Taiwan ETF(a)	2,420,152
18,212	iShares China Large-Cap ETF	617,569
89,098	iShares MSCI Australia ETF	1,890,660
30,810	iShares MSCI Brazil ETF	843,886
56,460	iShares MSCI Canada ETF	1,901,573
112,424	iShares MSCI France ETF	3,373,844
23,591	iShares MSCI Germany ETF	542,829
81,662	iShares MSCI India ETF	3,215,033
88,430	iShares MSCI Japan ETF	4,671,756
65,527	iShares MSCI Mexico ETF	3,052,903
4,300	iShares MSCI Netherlands ETF	150,758
52,431	iShares MSCI New Zealand ETF	2,331,607
14,189	iShares MSCI Philippines ETF	360,117
37,922	iShares MSCI South Korea ETF	2,206,681
92,212	iShares MSCI Switzerland ETF	3,829,564
50,487	iShares MSCI Taiwan ETF	2,545,555
14,331	iShares MSCI Thailand ETF	987,549
127,919	iShares MSCI United Kingdom ETF	3,832,453
3,549	SPDR S&P Emerging Markets SmallCap ETF	172,659
		59,798,742

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.4% (Continued)
	FIXED INCOME - 14.8%
100,820	iShares Floating Rate Bond ETF	$5,032,934
100,000	SPDR Bloomberg 1-3 Month T-Bill ETF	9,149,000
		14,181,934

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,379,562)	73,980,676

	SHORT-TERM INVESTMENT — 22.3%
	MONEY MARKET FUND - 22.3%
21,305,322	First American Treasury Obligations Fund, Class X, 1.31% (Cost $21,305,322)(d)	21,305,322

	TOTAL INVESTMENTS - 99.7% (Cost $99,684,884)	$95,285,998
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	246,392
	NET ASSETS - 100.0%	$95,532,390

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Investment in affiliate.

(b)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.

(c)	Restricted security.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.0%
	EQUITY - 92.1%
169,133	Communication Services Select Sector SPDR Fund	$9,178,848
80,795	Consumer Discretionary Select Sector SPDR Fund	11,107,697
97,805	Consumer Staples Select Sector SPDR Fund	7,059,565
63,322	Energy Select Sector SPDR Fund	4,528,156
523,589	Financial Select Sector SPDR Fund	16,466,874
124,391	Health Care Select Sector SPDR Fund	15,951,902
93,854	Industrial Select Sector SPDR Fund	8,197,208
36,376	iShares Russell 2000 Value ETF	4,952,592
37,151	Materials Select Sector SPDR Fund	2,734,314
164,212	Technology Select Sector SPDR Fund	20,874,629
		101,051,785
	FIXED INCOME — 3.9%
46,000	Avantis Short-Term Fixed Income ETF	2,152,800
9,093	iShares 0-5 Year TIPS Bond ETF	922,303
36,000	SPDR Portfolio Short Term Treasury ETF	1,060,200
4,400	Vanguard Short-Term Inflation-Protected Securities ETF	220,528
		4,355,831

	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,755,109)	105,407,616

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
1,184,757	First American Treasury Obligations Fund Class X, 1.31% (Cost $1,184,757)(a)	1,184,757

	TOTAL INVESTMENTS - 97.1% (Cost $100,939,866)	$106,592,373
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	3,153,488
	NET ASSETS - 100.0%	$109,745,861

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

	Dynamic
	International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$83,001,637	$100,939,866
Investments in affiliated securities, at cost	16,683,247	—
Total Securities, at cost	$99,684,884	$100,939,866
Investments in unaffiliated securities, at fair value	$83,251,903	$106,592,373
Investments in affiliated securities, at fair value	12,034,095	—
Total Securities, at value	$95,285,998	$106,592,373
Receivable for investments sold	528,295	13,344,714
Receivable for Fund shares sold	174,292	412,710
Dividends and interest receivable	14,446	11,408
Prepaid expenses and other assets	22,902	20,868
TOTAL ASSETS	96,025,933	120,382,073

LIABILITIES
Payable for investments purchased	—	10,212,869
Payable for Fund shares redeemed	76,842	4,879
Investment advisory fees payable	348,968	380,740
Audit fees payable	7,538	7,536
Distribution (12b-1) fees payable	1,666	1,966
Payable to related parties	10,243	8,222
Accrued expenses and other liabilities	48,286	20,000
TOTAL LIABILITIES	493,543	10,636,212
NET ASSETS	$95,532,390	$109,745,861

Net Assets Consist Of:
Paid in capital	$102,769,509	$101,697,222
Accumulated earnings/(deficit)	(7,237,119)	8,048,639
NET ASSETS	$95,532,390	$109,745,861

Net Asset Value Per Share:
Class I Shares:
Net Assets	$87,553,425	$100,183,583
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,785,326	7,343,253
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.25	$13.64

Class N Shares:
Net Assets	$7,978,965	$9,562,278
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	709,099	701,053
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.25	$13.64

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$745,472	$891,802
Dividend income from affiliates	235,097	—
Interest	41,220	19,489
TOTAL INVESTMENT INCOME	1,021,789	911,291

EXPENSES
Investment advisory fees	521,294	523,973
Distribution (12b-1) fees:
Class N	10,682	12,514
Administration fees	23,932	28,178
Fund accounting fees	20,704	16,283
Transfer agent fees	27,230	21,478
Third party administrative services fees	39,400	33,456
Registration fees	17,727	16,077
Legal fees	15,875	13,894
Shareholder reporting expense	16,866	12,896
Trustees’ fees	21,858	13,079
Insurance expense	9,198	7,455
Audit fees	7,539	7,537
Compliance officer fees	6,842	6,206
Custody fees	6,757	7,229
Other expenses	784	4,107
TOTAL EXPENSES	746,688	724,362

Less: Fees waived by the Adviser	(90,313)	(62,066)

NET EXPENSES	656,375	662,296
NET INVESTMENT INCOME	365,414	248,995

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	145,369	992,492

Net change in unrealized depreciation on:
Unaffiliated investments	(11,842,489)	(11,817,453)
Affiliated investments	(5,360,361)	—
	(17,202,850)	(11,817,453)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,057,481)	(10,824,961)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,692,067)	$(10,575,966)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021

FROM OPERATIONS
Net investment income	$365,414	$1,056,447
Net realized gain from investment transactions	145,369	8,651,825
Distributions of realized gains from underlying investment companies	—	24,582
Net change in unrealized depreciation of investments	(17,202,850)	(8,666,662)
Net increase/(decrease) in net assets resulting from operations	(16,692,067)	1,066,192

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	—	(952,189)
Class N	—	(57,429)
Total distributions paid	—	(1,009,618)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	15,313,083	30,013,769
Class N	838,012	3,153,804
Net asset value of shares issued in reinvestment of distributions
Class I	—	865,485
Class N	—	45,460
Payments for shares redeemed
Class I	(17,002,808)	(28,537,591)
Class N	(706,429)	(2,797,501)
Net increase/(decrease) in net assets from shares of beneficial interest	(1,558,142)	2,743,426

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(18,250,209)	2,800,000

NET ASSETS
Beginning of Year/Period	113,782,599	110,982,599
End of Year/Period	$95,532,390	$113,782,599

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021

SHARE ACTIVITY - CLASS I
Shares sold	1,262,409	2,225,423
Shares reinvested	—	66,988
Shares redeemed	(1,409,456)	(2,126,487)
Net increase/(decrease) in shares of beneficial interest outstanding	(147,047)	165,924

SHARE ACTIVITY - CLASS N
Shares sold	67,814	234,486
Shares reinvested	—	3,513
Shares redeemed	(56,683)	(207,049)
Net increase in shares of beneficial interest outstanding	11,131	30,950

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021

FROM OPERATIONS
Net investment income	$248,995	$16,151
Net realized gain from investment transactions	992,492	7,301,594
Net change in unrealized appreciation/(depreciation) of investments	(11,817,453)	7,083,739
Net increase/(decrease) in net assets resulting from operations	(10,575,966)	14,401,484

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	—	(5,084,168)
Class N	—	(559,958)
Total distributions paid	—	(5,644,126)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	26,389,764	30,374,221
Class N	1,129,572	2,159,998
Net asset value of shares issued in reinvestment of distributions
Class I	—	4,211,443
Class N	—	444,766
Payments for shares redeemed
Class I	(14,310,693)	(18,946,221)
Class N	(1,292,932)	(2,500,097)
Net increase in net assets from shares of beneficial interest	11,915,711	15,744,110

TOTAL INCREASE IN NET ASSETS	1,339,745	24,501,468

NET ASSETS
Beginning of Year/Period	108,406,116	83,904,648
End of Year/Period	$109,745,861	$108,406,116

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021

SHARE ACTIVITY - CLASS I
Shares sold	1,880,415	2,038,211
Shares reinvested	—	287,470
Shares redeemed	(1,014,075)	(1,268,214)
Net increase in shares of beneficial interest outstanding	866,340	1,057,467

SHARE ACTIVITY - CLASS N
Shares sold	79,073	148,930
Shares reinvested	—	30,318
Shares redeemed	(89,507)	(167,389)
Net increase/(decrease) in shares of beneficial interest outstanding	(10,434)	11,859

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		November 30,	November 30,	November 30,
	(Unaudited)		2021	2020	2019		2019	2018	2017
Net asset value, beginning of year/period	$13.18		$13.16	$10.43	$10.41		$10.47	$11.58	$9.66
Activity from investment operations:
Net investment income (1)	0.04		0.12	0.09	0.10		0.20	0.18	0.11
Net realized and unrealized gain/(loss) on investments	(1.97)		0.02	2.75	0.10		(0.06)	(1.10)	1.90
Total from investment operations	(1.93)		0.14	2.84	0.20		0.14	(0.92)	2.01
Less distributions from:
Net investment income	—		(0.12)	(0.09)	(0.17)		(0.20)	(0.19)	(0.09)
Return of capital	—		—	(0.02)	(0.01)		—	—	—
Total distributions	—		(0.12)	(0.11)	(0.18)		(0.20)	(0.19)	(0.09)
Paid in capital from redemption fees	—		—	—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$11.25		$13.18	$13.16	$10.43		$10.41	$10.47	$11.58
Total return (2)	(14.64	) (8)	1.05%	27.20%	1.91	% (8)	1.39%	(8.12)%	20.99%
Net assets, at end of year/period (000s)	$87,553		$104,565	$102,191	$85,441		$84,257	$96,139	$93,113
Ratio of gross expenses to average net assets (3)(4)	1.41	% (7)	1.34%	1.38%	1.45	% (7)	1.41%	1.35%	1.43%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%	1.24	% (7)	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.72	% (7)	0.91%	0.82%	11.59	% (7)	1.93%	1.57%	0.97%
Portfolio turnover rate	28	% (8)	54%	180%	0	% (8)	79%	189%	51%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Period* Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,		November 30,	November 30,	November 30,
	(Unaudited)		2021	2020	2019		2019	2018	2017
Net asset value, beginning of year/period	$13.21		$13.18	$10.46	$10.40		$10.45	$11.56	$9.64
Activity from investment operations:
Net investment income (1)	0.03		0.09	0.07	0.10		0.18	0.17	0.07
Net realized and unrealized gain/(loss) on investments	(1.99)		0.02	2.73	0.10		(0.07)	(1.11)	1.92
Total from investment operations	(1.96)		0.11	2.80	0.20		0.11	(0.94)	1.99
Less distributions from:
Net investment income	—		(0.08)	(0.06)	(0.13)		(0.16)	(0.17)	(0.07)
Return of capital	—		—	(0.02)	(0.01)		—	—	—
Total distributions	—		(0.08)	(0.08)	(0.14)		(0.16)	(0.17)	(0.07)
Paid in capital from redemption fees	—		—	—	—		0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year/period	$11.25		$13.21	$13.18	$10.46		$10.40	$10.45	$11.56
Total return (2)	(14.84	) (8)	0.86%	26.78%	1.95	% (8)	1.09%	(8.29)%	20.73%
Net assets, at end of year/period (000s)	$7,979		$9,217	$8,791	$7,052		$7,822	$13,907	$22,580
Ratio of gross expenses to average net assets (3)(4)	1.66	% (7)	1.59%	1.63%	1.70	% (7)	1.68%	1.60%	1.68%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%	1.49	% (7)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	0.49	% (7)	0.65%	0.60%	10.88	% (7)	1.83%	1.54%	0.66%
Portfolio turnover rate	28	% (8)	54%	180%	0	% (8)	79%	189%	51%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,		December 31,		November 30,	November 30,	November 30,
	(Unaudited)		2021	2020		2019		2019	2018	2017
Net asset value, beginning of year/period	$15.08		$13.71	$12.21		$12.04		$12.31	$12.58	$10.85
Activity from investment operations:
Net investment income (1)	0.04		0.01	0.05		0.07		0.13	0.08	0.05
Net realized and unrealized gain/(loss) on investments	(1.48)		2.18	2.24		0.16		0.83	(0.04)	1.73
Total from investment operations	(1.44)		2.19	2.29		0.23		0.96	0.04	1.78
Less distributions from:
Net investment income	—		(0.01)	(0.11)		(0.06)		(0.09)	(0.07)	(0.06)
Net realized gains	—		(0.81)	(0.68)		—		(1.14)	(0.24)	—
Total distributions	—		(0.82)	(0.79)		(0.06)		(1.23)	(0.31)	(0.06)
Paid in capital from redemption fees	—		—	—		—		0.00 (6)	0.00 (6)	0.01
Net asset value, end of year/period	$13.64		$15.08	$13.71		$12.21		$12.04	$12.31	$12.58
Total return (2)	(9.55	)% (8)	16.19%	18.86	% (9)	1.91	% (8)(9)	10.33%	0.30%	16.56%
Net assets, at end of year/period (000s)	$100,184		$97,667	$74,289		$44,768		$44,097	$54,938	$51,262
Ratio of gross expenses to average net assets (3)(4)	1.36	% (7)	1.36%	1.42%		1.40	% (7)	1.42%	1.51%	1.56%
Ratio of net expenses to average net assets (4)	1.24	% (7)	1.24%	1.24%		1.24	% (7)	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	0.50	% (7)	0.04%	0.40%		6.50	% (7)	1.13%	0.65%	0.41%
Portfolio turnover rate	99	% (8)	95%	306%		13	% (8)	223%	352%	220%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended		Period* Ended		Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,		December 31,		November 30,	November 30,	November 30,
	(Unaudited)		2021	2020		2019		2019	2018	2017
Net asset value, beginning of year/period	$15.09		$13.74	$12.25		$12.05		$12.30	$12.58	$10.85
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.03)	0.01		0.06		0.10	0.06	0.02
Net realized and unrealized gain/(loss) on investments	(1.46)		2.19	2.25		0.17		0.84	(0.06)	1.74
Total from investment operations	(1.45)		2.16	2.26		0.23		0.94	—	1.76
Less distributions from:
Net investment income	—		—	(0.09)		(0.03)		(0.05)	(0.04)	(0.04)
Net realized gains	—		(0.81)	(0.68)		—		(1.14)	(0.24)	—
Total distributions	—		(0.81)	(0.77)		(0.03)		(1.19)	(0.28)	(0.04)
Paid in capital from redemption fees	—		—	—		—		0.00 (6)	0.00 (6)	0.01
Net asset value, end of year/period	$13.64		$15.09	$13.74		$12.25		$12.05	$12.30	$12.58
Total return (2)	(9.61	)% (8)	15.92%	18.46	% (9)	1.88	% (8)	10.10%	0.04%	16.31%
Net assets, at end of year/period (000s)	$9,562		$10,739	$9,616		$7,200		$7,186	$10,098	$16,892
Ratio of gross expenses to average net assets (3)(4)	1.61	% (7)	1.62%	1.67%		1.65	% (7)	1.70%	1.78%	1.82%
Ratio of net expenses to average net assets (4)	1.49	% (7)	1.49%	1.49%		1.49	% (7)	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	0.21	% (7)	(0.21)%	0.11%		6.24	% (7)	0.90%	0.44%	0.19%
Portfolio turnover rate	99	% (8)	95%	306%		13	% (8)	223%	352%	220%

*	For the period December 1, 2019 to December 31, 2019. Effective December 31, 2019, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2022

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

Effective December 31, 2019, the Funds changed their fiscal year-end from November 30 to December 31 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$73,980,676	$—	$—	$73,980,676
Short-Term Investments	21,305,322	—	—	21,305,322
Total	$95,285,998	$—	$—	$95,285,998

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$105,407,616	$—	$—	$105,407,616
Short-Term Investments	1,184,757	—	—	1,184,757
Total	$106,592,373	$—	$—	$106,592,373

The Funds did not hold any Level 3 securities during the six months ended June 30, 2022.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years/period ended November

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

30, 2019 and December 31, 2019 to December 31, 2021, or expected to be taken in either Fund’s December 31, 2022 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$33,212,243	$19,947,735
DUOF	109,518,231	99,659,816

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. During the six months ended June 30, 2022, there were no securities on loan.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

For the six months ended June 30, 2022, the Adviser earned the following:

DIOF	DUOF
$521,294	$523,973

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be

 The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2022, the Adviser waived the following expenses:

DIOF	DUOF
$90,313	$62,066

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2022	12/31/2022	12/31/2023	12/31/2024
DIOF	$171,466	$16,314	$130,063	$118,488
DUOF	$92,414	$7,000	$114,884	$122,993

Distributor - The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2022, pursuant to the Class N Plan, DIOF paid $10,682 in 12b-1 fees and DUOF paid $12,514 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.

Transactions for DIOF during the six months ended June 30, 2022 with affiliated companies are as follows:

							Change in
	Value-Beginning of			Net Realized	Dividends Credited	Value-End of	Unrealized	Shares-End
Description	Period	Purchases	Sales Proceeds	Gain	to Income	Period	Appreciation	of Period
Franklin FTSE Australia ETF	$1,627,666	$—	$—	$—	$49,143	$1,380,276	$(247,390)	55,200
Franklin FTSE Germany ETF	3,081,932	—	—	—	71,666	2,164,539	(917,393)	120,789
Franklin FTSE Hong Kong ETF	1,581,839	—	—	—	26,789	1,462,388	(119,451)	64,394
Franklin FTSE Russia ETF	2,115,958	—	—	—	—	391	(2,115,567)	69,765
Franklin FTSE Switzerland ETF	5,823,743	—	—	—	87,161	4,606,349	(1,217,394)	160,500
Franklin FTSE Taiwan ETF	3,163,318	—	—	—	338	2,420,152	(743,166)	68,020
Total	$17,394,456	—	—	—	$235,097	$12,034,095	$(5,360,361)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30 2022, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$99,774,646	$3,966,607	$(8,455,255)	$(4,488,648)
DUOF	101,175,048	5,950,826	(533,501)	5,417,325

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2021, December 31, 2020, and were as follows:

	For the year ended December 31, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$1,417,963	$—	$—	$1,417,963
DUOF	3,173,828	2,470,298	—	5,644,126

	For the year ended December 31, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
DIOF*	$908,137	$—	$131,777	$1,039,914
DUOF	2,047,954	2,540,073	—	4,588,027

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $408,345 for fiscal year ended December 31, 2021, and $176,477 for the fiscal year ended December 31, 2020, for the Dynamic International Opportunity

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other		Total
	Ordinary	Long-Term	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Income	Capital Gains	Forwards	Differences	Appreciation	Earnings/(Deficit)
DIOF	$46,829	$—	$(3,306,083)	$—	12,714,202	$9,454,948
DUOF	181,022	1,208,805	—	—	17,234,778	18,624,605

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
DIOF	$2,887,290	$418,793	$3,306,083	$8,599,765
DUOF	—	—	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF
NFS	55.8%
LPL Financial	27.3%

DUOF
LPL Financial	39.1%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Dynamic Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2022

As a shareholder of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period *	During Period **
Actual	1/1/2022	6/30/2022	1/1/22-6/30/22	1/1/22-6/30/22
Dynamic International Opportunity Fund
Class I	$1,000.00	$853.60	$5.70	1.24%
Class N	1,000.00	851.60	6.84	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$904.50	$5.86	1.24%
Class N	1,000.00	903.90	7.03	1.49%
Hypothetical (5% return before Expenses)
Dynamic International Opportunity Fund
Class I	$1,000.00	$1,018.65	$6.21	1.24%
Class N	1,000.00	1,017.41	7.45	1.49%
Dynamic U.S. Opportunity Fund
Class I	$1,000.00	$1,018.65	$6.21	1.24%
Class N	1,000.00	1,017.41	7.45	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 18 and 19, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Dynamic Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S. and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2021. The Board noted that Dynamic International underperformed the peer group median, Morningstar category median and its benchmark (the MSCI ACWI ex USA Index (USD)) for the one year, five year and since inception periods, and underperformed the Morningstar category median and peer group median, but outperformed its benchmark, for the three year period. The Board noted Dynamic International’s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) for all periods but underperformed its benchmark (the S&P 500 Total

The Dynamic Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

Return Index) for all periods. The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Dynamic U.S. and Dynamic International’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Dynamic U.S. and Dynamic International’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International respectively, under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group and Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to the peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that higher acquired fund fees and expenses and Fund assets under management well below the Morningstar category median and many of its peer group likely contributed to higher net expenses for Dynamic International. The Board noted that Dynamic International was likely not benefiting from economies of scale like some of its peers. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for, Class N and Class I Shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group and Morningstar category, it was close to another fund in the upper range in its peer group and Morningstar category.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, and Innealta’s expectations for growth, and concluded that any material economies of scale would not be achieved in the near term.

The Dynamic Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to each of the Dynamic Funds; (b) the investment advisory fee payable for each of the Dynamic Funds pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its respective shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Innealta Capital, LLC

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Dynamic-SAR-22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/2/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/2/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/ Treasurer

Date 9/2/22